CONTINGENT LIABILITIES, COMMITMENTS AND GUARANTEES (Details) - Schedule of Commitments - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
The Group
Commitments and guarantees
Commitments and guarantees	£ 133,598	£ 116,434
The Group | Not later than 1 year
Commitments and guarantees
Commitments and guarantees	102,280	90,958
The Group | 1 year or over original maturity
Commitments and guarantees
Commitments and guarantees	31,194	25,310
The Bank
Commitments and guarantees
Commitments and guarantees	62,766	52,549
The Bank | Not later than 1 year
Commitments and guarantees
Commitments and guarantees	34,552	30,732
The Bank | 1 year or over original maturity
Commitments and guarantees
Commitments and guarantees	28,118	21,664
Documentary credits and other short-term trade-related transactions | The Group
Commitments and guarantees
Commitments and guarantees	1	0
Documentary credits and other short-term trade-related transactions | The Bank
Commitments and guarantees
Commitments and guarantees	0	0
Forward asset purchases and forward deposits placed | The Group
Commitments and guarantees
Commitments and guarantees	124	171
Forward asset purchases and forward deposits placed | The Bank
Commitments and guarantees
Commitments and guarantees	96	157
Mortgage offers made | The Group | Not later than 1 year
Commitments and guarantees
Commitments and guarantees	20,128	12,647
Mortgage offers made | The Bank | Not later than 1 year
Commitments and guarantees
Commitments and guarantees	1,720	1,120
Other commitments and guarantees | The Group | Not later than 1 year
Commitments and guarantees
Commitments and guarantees	82,151	78,306
Other commitments and guarantees | The Bank | Not later than 1 year
Commitments and guarantees
Commitments and guarantees	32,832	29,608
Undrawn commitments | The Group | Not later than 1 year
Commitments and guarantees
Commitments and guarantees	102,279	90,953
Undrawn commitments | The Bank | Not later than 1 year
Commitments and guarantees
Commitments and guarantees	34,552	30,728
Incurred on behalf of fellow Lloyds Banking Group undertakings | The Bank
Commitments and guarantees
Commitments and guarantees	£ 3,659	£ 4,647